Investment Portfolioas of June 30, 2024 (Unaudited)
DWS Small Cap Core Fund
	Shares	Value ($)

Common Stocks 91.7%
Communication Services 5.2%
Diversified Telecommunication Services 2.9%
IDT Corp. "B"	275,000	9,878,000
Iridium Communications, Inc.	200,000	5,324,000
Liberty Latin America Ltd. "C"*	750,000	7,215,000
		22,417,000
Interactive Media & Services 1.3%
Match Group, Inc.*	250,000	7,595,000
Ziff Davis, Inc.*	40,000	2,202,000
		9,797,000
Media 1.0%
Thryv Holdings, Inc.*	425,000	7,573,500
Consumer Discretionary 7.4%
Automobile Components 0.3%
Linamar Corp.	50,000	2,430,101
Diversified Consumer Services 3.7%
Stride, Inc.*	400,000	28,200,000
Hotels, Restaurants & Leisure 0.7%
International Game Technology PLC	250,000	5,115,000
Household Durables 1.8%
Installed Building Products, Inc.	55,000	11,312,400
Meritage Homes Corp.	16,340	2,644,629
		13,957,029
Specialty Retail 0.9%
Camping World Holdings, Inc. "A"	210,000	3,750,600
Group 1 Automotive, Inc.	10,000	2,972,800
		6,723,400
Consumer Staples 4.8%
Consumer Staples Distribution & Retail 2.2%
Sprouts Farmers Market, Inc.*	181,449	15,180,023
The Andersons, Inc.	30,000	1,488,000
		16,668,023
Food Products 1.5%
Cal-Maine Foods, Inc.	75,000	4,583,250
Post Holdings, Inc.*	70,000	7,291,200
		11,874,450
Tobacco 1.1%
Vector Group Ltd.	800,000	8,456,000

Energy 8.4%
Energy Equipment & Services 1.3%
Liberty Energy, Inc.	300,000	6,267,000
Noble Corp. PLC	75,000	3,348,750
		9,615,750
Oil, Gas & Consumable Fuels 7.1%
Antero Resources Corp.*	250,000	8,157,500
California Resources Corp.	150,000	7,983,000
Civitas Resources, Inc.	75,000	5,175,000
Crescent Energy Co. "A"	800,000	9,480,000
Kosmos Energy Ltd.*	500,000	2,770,000
Northern Oil and Gas, Inc.	100,000	3,717,000
PBF Energy, Inc. "A"	200,000	9,204,000
Peabody Energy Corp.	375,000	8,295,000
		54,781,500
Financials 14.9%
Banks 7.8%
Cadence Bank	172,500	4,878,300
First BanCorp.	475,000	8,687,750
Hancock Whitney Corp.	50,000	2,391,500
OFG Bancorp.	340,000	12,733,000
The Bancorp, Inc.*	750,000	28,320,000
UMB Financial Corp.	35,000	2,919,700
		59,930,250
Capital Markets 0.4%
Moelis & Co. "A"	50,000	2,843,000
Financial Services 5.4%
Cantaloupe, Inc.*	2,906,284	19,181,474
Essent Group Ltd.	220,000	12,361,800
EVERTEC, Inc.	80,000	2,660,000
Walker & Dunlop, Inc.	75,000	7,365,000
		41,568,274
Insurance 1.3%
Selective Insurance Group, Inc.	110,000	10,321,300
Health Care 13.6%
Biotechnology 0.3%
BioAtla, Inc.* (a)	670,000	917,900
Travere Therapeutics, Inc.*	130,000	1,068,600
		1,986,500
Health Care Equipment & Supplies 1.5%
Beyond Air, Inc.* (a)	400,000	214,920
Lantheus Holdings, Inc.*	145,000	11,642,050
		11,856,970
Health Care Providers & Services 6.6%
AMN Healthcare Services, Inc.*	50,000	2,561,500
Brookdale Senior Living, Inc.*	1,000,000	6,830,000
Cross Country Healthcare, Inc.*	472,534	6,539,871
ModivCare, Inc.*	75,000	1,968,000
Molina Healthcare, Inc.*	18,000	5,351,400
Option Care Health, Inc.*	225,000	6,232,500
Owens & Minor, Inc.*	225,000	3,037,500

RadNet, Inc.*	250,000	14,730,000
Talkspace, Inc.*	1,500,000	3,450,000
		50,700,771
Life Sciences Tools & Services 0.2%
OmniAb, Inc.* (a)	425,000	1,593,750
Pharmaceuticals 5.0%
Avadel Pharmaceuticals PLC*	425,000	5,975,500
Axsome Therapeutics, Inc.*	60,000	4,830,000
Ligand Pharmaceuticals, Inc.*	225,000	18,958,500
Pacira BioSciences, Inc.*	250,000	7,152,500
Verrica Pharmaceuticals, Inc.* (a)	174,700	1,273,563
		38,190,063
Industrials 16.7%
Aerospace & Defense 0.7%
Ducommun, Inc.*	95,000	5,515,700
Building Products 3.5%
AZEK Co., Inc.*	200,000	8,426,000
Builders FirstSource, Inc.*	80,000	11,072,800
Janus International Group, Inc.*	600,000	7,578,000
		27,076,800
Commercial Services & Supplies 1.9%
The Brink's Co.	80,000	8,192,000
The GEO Group, Inc.*	470,264	6,752,991
		14,944,991
Electrical Equipment 1.6%
Allient, Inc.	25,000	631,750
Atkore, Inc.	65,000	8,770,450
Thermon Group Holdings, Inc.*	100,000	3,076,000
		12,478,200
Machinery 1.7%
Chart Industries, Inc.*	90,000	12,990,600
Professional Services 3.3%
Alight, Inc. "A"*	1,150,000	8,487,000
CBIZ, Inc.*	100,000	7,410,000
Mistras Group, Inc.*	156,100	1,294,069
Planet Labs PBC* (a)	700,000	1,302,000
Science Applications International Corp.	55,000	6,465,250
		24,958,319
Trading Companies & Distributors 4.0%
GMS, Inc.*	70,000	5,642,700
H&E Equipment Services, Inc.	125,000	5,521,250
Rush Enterprises, Inc. "A"	350,000	14,654,500
Titan Machinery, Inc.*	300,000	4,770,000
		30,588,450
Information Technology 8.6%
Communications Equipment 0.8%
Calix, Inc.*	175,000	6,200,250
Electronic Equipment, Instruments & Components 0.8%
ePlus, Inc.*	85,000	6,262,800

IT Services 3.3%
Kyndryl Holdings, Inc.*	950,000	24,994,500
Semiconductors & Semiconductor Equipment 1.2%
Kulicke & Soffa Industries, Inc.	150,000	7,378,500
NVE Corp.	25,000	1,867,250
		9,245,750
Software 2.5%
Agilysys, Inc.*	115,000	11,976,100
Box, Inc. "A"*	275,000	7,271,000
		19,247,100
Materials 2.3%
Chemicals 0.3%
Huntsman Corp.	100,000	2,277,000
Metals & Mining 2.0%
Alpha Metallurgical Resources, Inc.	30,000	8,415,900
Arch Resources, Inc.	45,000	6,850,350
		15,266,250
Real Estate 5.2%
Residential REITs 0.7%
Veris Residential, Inc.	343,847	5,157,705
Retail REITs 2.2%
Agree Realty Corp.	175,000	10,839,500
Phillips Edison & Co., Inc.	200,000	6,542,000
		17,381,500
Specialized REITs 2.3%
Farmland Partners, Inc. (a)	750,000	8,647,500
Four Corners Property Trust, Inc.	290,000	7,154,300
PotlatchDeltic Corp.	46,000	1,811,940
		17,613,740
Utilities 4.6%
Electric Utilities 3.9%
IDACORP, Inc.	100,000	9,315,000
PNM Resources, Inc.	350,000	12,936,000
Portland General Electric Co.	175,000	7,567,000
		29,818,000
Water Utilities 0.7%
American States Water Co.	80,000	5,805,600
Total Common Stocks (Cost $557,734,109)		704,422,886

Other Investments 0.0%
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
ION Geophysical Corp. Escrow * (b)	1,133,000	38,273

Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,584	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,584	0
		0
Total Other Investments (Cost $790,642)		38,273

	Contracts/ Notional Amount	Value ($)

Put Options Purchased 0.2%
Exchange-Traded Options
iShares Russell 2000 ETF, Expiration Date 6/20/2025, Strike Price $180.0 (Cost $1,849,447)	1,800 180,000	1,053,000

	Shares	Value ($)

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e) (Cost $1,724,110)	1,724,110	1,724,110

Cash Equivalents 8.2%
DWS Central Cash Management Government Fund, 5.36% (d) (Cost $63,279,012)	63,279,012	63,279,012

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $625,377,320)	100.3	770,517,281
Other Assets and Liabilities, Net	(0.3)	(1,939,510)
Net Assets	100.0	768,577,771
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e)
12,787,794	—	11,063,684 (f)	—	—	81,745	—	1,724,110	1,724,110
Cash Equivalents 8.2%
DWS Central Cash Management Government Fund, 5.36% (d)
54,207,635	225,144,380	216,073,003	—	—	2,658,347	—	63,279,012	63,279,012
66,995,429	225,144,380	227,136,687	—	—	2,740,092	—	65,003,122	65,003,122

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $1,654,747, which is 0.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$704,422,886	$—	$—	$704,422,886
Other Investments (a)	—	—	38,273	38,273
Put Options Purchased	1,053,000	—	—	1,053,000
Short-Term Investments (a)	65,003,122	—	—	65,003,122
Total	$770,479,008	$—	$38,273	$770,517,281

(a)	See Investment Portfolio for additional detailed categorizations.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Options
Equity Contracts	$(796,447)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSCCF-PH3
R-080548-2 (1/25)